Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Parenthetical) (Detail) - Financial assets at fair value through profit or loss [member] - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	3 Months Ended			6 Months Ended
	Apr. 30, 2023		Apr. 30, 2022	Apr. 30, 2023	[1]	Apr. 30, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	$ 2,108	[1]	$ 204	$ 2,331		$ 917
Bank of the West [Member] | Federal home loan bank and federal housing bank equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	969
Bank of the West [Member] | Housing tax credit entities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	$ 587

[1]	FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.